Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
Schedule of reconciliation of goodwill recognized

Reconciliation of goodwill recognized
	in $ THOUS	in € THOUS
Fair value of consideration transferred of the Company’s interest in FHP	397,937	400,581
Fair value of previously held equity method investment in InterWell Health LLC	175,421	176,587
	573,358	577,168

Fair Values of Assets Acquired and Liabilities Assumed
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(53,609)	(53,965)
Other liabilities	13,029	13,116
Noncontrolling interests	186,336	187,573
Goodwill	658,912	663,290